SALES-TYPE LEASES AND NET INVESTMENT IN THE LEASE (Tables)	12 Months Ended
Sep. 30, 2025
Sales-type Leases And Net Investment In Lease
SCHEDULE OF NET INVESTMENT IN LEASES

The component of its aggregate net investment in leases is as follows (in thousands):

	As of September 30,
	2025	2024
Lease receivable	¥6,215	¥10,656
Unguaranteed residual asset	-	-
Net investment in the lease	6,215	10,656
Current portion	(3,627)	(4,604)
Long-term portion	¥2,588	¥6,052

SCHEDULE OF ANNUAL AGGREGATE MATURITIES OF LEASE PAYMENTS

As of September 30, 2025, the annual aggregate maturities of lease payments under sales-type leases during each of the next five fiscal years were as follows (in thousands):

Year Ending September 30:	Amount
2026	¥5,127
2027	1,845
2028	1,015
2029	324
2030	-
Total undiscounted lease payments	8,311
Less: lease amount representing interest	(2,096)
Net investment in the lease	¥6,215